Share-Based Compensation - Schedule of Performance Shares Award Activity (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EBITDA CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	0.4	0.2
Number of shares granted	0.2	0.2	0.3
Weighted average grant date fair value, outstanding beginning balance	$ 58.41
Weighted average grant date fair value per share	79.36	$ 58.40	$ 58.83
Weighted average grant date fair value, outstanding ending balance	$ 69.53	$ 58.41
Free cash flow CAGR [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding	0.4	0.2
Number of shares granted	0.2	0.2
Weighted average grant date fair value, outstanding beginning balance	$ 58.41
Weighted average grant date fair value per share	79.36	$ 58.40
Weighted average grant date fair value, outstanding ending balance	$ 69.53	$ 58.41